Short-term Investments (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2012 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Investment Contracts Huaneng Trust CNY		Dec. 31, 2011 Carrying (Reported) Amount, Fair Value Disclosure Held-to-maturity Security Investment Contracts China Railway Trust CNY		Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security USD ($)	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security CNY	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits USD ($)	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Fixed Rate Time Deposits CNY	Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts Huaneng Trust USD ($)		Dec. 31, 2012 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts Huaneng Trust CNY		Dec. 31, 2011 Estimate of Fair Value, Fair Value Disclosure Held-to-maturity Security Investment Contracts China Railway Trust CNY
Schedule of Held-to-maturity Securities [Line Items]
Short-term investments	$ 118,668,224	739,314,900	919,774,660	739,314,900	919,774,660	139,314,900	319,774,660	600,000,000	[1],[2]	600,000,000	[3]	$ 118,668,224	739,314,900	919,774,660	$ 22,361,584	139,314,900	319,774,660	$ 96,306,640	[1],[2]	600,000,000	[1],[2]	600,000,000	[3]

[1]	During April 2012, the Company made an investment in Huaneng Guicheng Trust ("Huaneng Trust"), of RMB300,000,000 (US$48,153,320), which was used to fund Ningbo Poly Real Estate Co., Ltd. ("Ningbo Poly"), a real estate development company with operations throughout the PRC, with a maturity term of one year. This short-term investment is in a real estate project of Ningbo Poly, which excluding management fees charged by the Trust, is expected to yield a net return to the Company of 8.5%. The principal and interest of the investment loan are guaranteed by Poly HK Co. Ltd., a listed company in Hong Kong Stock Exchange and Poly Real Estate Group Limited, a subsidiary of Poly HK Co., Ltd. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2012.
[2]	During June 2012, the Company made another investment in Huaneng Trust, of RMB300,000,000 (US$48,153,320), which was used to fund a short-term loan provided from the Huaneng Trust to China Enterprise, a large scale commercial and residential real estate development company with operations throughout the PRC, with a maturity term of one year. This short-term investment is in a real estate project of China Enterprise, which excluding management fees charged by the Trust, is expected to yield a net return to the Company of 8.3%. The principal and interest of the investment loan are guaranteed by another major regional real estate company in Shanghai. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2012.
[3]	During November 2011, the Company made an investment in China Railway Trust, an affiliate of state owned China Railway Group Limited, of RMB600,000,000, which was used to fund a short-term loan provided from the China Railway Trust to Zhonghang Wanke Co., Ltd. ("Zhonghang Wanke"), a large scale commercial and residential real estate development company with operations throughout the PRC, with an annual interest rate of 13% and a maturity term of one year. This short-term investment is in a real estate project of Zhonghang Wanke, which excluding management fees charged by the China Railway Trust, is expected to yield a net return to the Company of 9.1%. The principal and interest of the investment loan are collateralized by a certain land use right and any associated construction-in-progress. The Company has accounted for this investment loan as a short-term held-to-maturity investment in accordance with ASC 320-10 at its amortized cost. There was no impairment indicators associated with this held-to-maturity investment at December 31, 2011. Proceeds with respect to this investment were received by the Company on the maturity date of November 21, 2012.